Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 73,864	$ 63,990
0 to 90 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	66,649	56,042
91 to 180 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	3,572	4,437
181 days +
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 3,643	$ 3,511